Accrued Expenses - Components of Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accrued interest due to Summit Materials				$ 3,806	$ 3,848	$ 4,283
Interest	27,633	16,456
Accrued interest due to noncontrolling interest					723	2,149
Payroll and benefits	16,066	16,368
Accrued post-retirement benefits other than pensions, current portion				1,268	1,268	1,055
Capital lease obligations	13,528	2,068
Insurance	8,212	7,445
Taxes	6,084	4,168
Accrued professional fees	2,177	2,352		269	340	400
Accrued payroll, insurance and benefits				793	758	897
Accrued bonus liability				326	884	1,153
Accrued costs to remove barge from waterway				380	880	850
Other	14,213	8,394		1,624	1,296	736
Total	$ 87,913	$ 57,251	$ 49,822	$ 8,466	$ 9,997	$ 11,523